Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2014
Registrant Name	dei_EntityRegistrantName	Voya VARIABLE PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0001015965
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 17, 2014
Prospectus Date	rr_ProspectusDate	Nov. 17, 2014